UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman         Sunny Isles, Florida           October 9, 2012
------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $122,186
                                          (thousands)

List of Other Included Managers:                   None








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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------

ABB LTD                       SPONSORED ADR     000375204      3,043   162,750 SH            Sole          N/A            162,750
AMERICAN AXLE & MFG HLDGS IN       COM          024061103      2,146   190,400 SH            Sole          N/A            190,400
AMERICAN EAGLE OUTFITTERS NE       COM          02553E106      5,830   276,543 SH            Sole          N/A            276,543
CARMAX INC                         COM          143130102      2,513    88,788 SH            Sole          N/A             88,788
CARNIVAL CORP                   PAIRED CTF      143658300      2,162    59,350 SH            Sole          N/A             59,350
CARTER INC                         COM          146229109      5,762   107,030 SH            Sole          N/A            107,030
COACH INC                          COM          189754104      5,776   103,100 SH            Sole          N/A            103,100
DICKS SPORTING GOODS INC           COM          253393102      3,640    70,210 SH            Sole          N/A             70,210
FRESH MKT INC                      COM          35804H106         60     1,000 SH            Sole          N/A              1,000
HEARTLAND EXPRESS INC              COM          422347104      3,689   276,092 SH            Sole          N/A            276,092
HUNT J B TRANS SVCS INC            COM          445658107     10,281   197,550 SH            Sole          N/A            197,550
KNIGHT TRANSN INC                  COM          499064103      5,304   370,877 SH            Sole          N/A            370,877
LENNAR CORP                        CL A         526057104        195     5,600 SH            Sole          N/A              5,600
LOWES COS INC                      COM          548661107      4,101   135,600 SH            Sole          N/A            135,600
LULULEMON ATHLETICA INC            COM          550021109     12,337   166,856 SH            Sole          N/A            166,856
OLD DOMINION FGHT LINES INC        COM          679580100      9,562   317,185 SH            Sole          N/A            317,185
PULTE GROUP INC                    COM          745867101        728    46,995 SH            Sole          N/A             46,995
QUANTA SVCS INC                    COM          74762E102      7,709   312,108 SH            Sole          N/A            312,108
RYANAIR HLDGS PLC             SPONSORED ADR     783513104      9,327   289,218 SH            Sole          N/A            289,218
SAFE BULKERS INC                   COM          Y7388L103        684   118,000 SH            Sole          N/A            118,000
SOUTHWESTERN ENERGY CO             COM          845467109      5,499   158,102 SH            Sole          N/A            158,102
STAPLES INC                        COM          855030102      1,481   128,545 SH            Sole          N/A            128,545
TEAVANA HLDGS INC                  COM          87819P102      1,841   141,205 SH            Sole          N/A            141,205
TEXAS ROADHOUSE INC                COM          882681109      4,197   245,430 SH            Sole          N/A            245,430
THOR INDS INC                      COM          885160101      2,196    60,460 SH            Sole          N/A             60,460
TOLL BROTHERS INC                  COM          889478103      2,474    74,440 SH            Sole          N/A             74,440
URBAN OUTFITTERS INC               COM          917047102      9,649   256,905 SH            Sole          N/A            256,905

TOTAL                                                        122,186
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